BUSINESS COMBINATIONS Q (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business Combination, Recognized Asset Acquired and Liability Assumed	The Company recognized the following assets and liabilities in relation to the acquisition of Fierce:

(in thousands)
Cash	$315
Intangible assets	411
Goodwill	8,588
Other non-current assets	3,296
Total assets	$12,610

Deferred tax liability	110
Total liabilities	$110
The Company recognized the following assets and liabilities in relation to the acquisition of CMF on July 18, 2024:

(in thousands)
Intangible assets	$7,213
Goodwill	5,193
Counterparty digital assets	943,445
Total assets	$955,851

Counterparty digital asset obligations	943,445
Accounts payable and accrued liabilities	21
Total liabilities	$943,466